Annual Total Returns [BarChart] - Western Asset Intermediate Bond Fund - Class I	Sep. 30, 2020
Bar Chart Table:
Annual Return 2010	8.76%
Annual Return 2011	5.35%
Annual Return 2012	7.10%
Annual Return 2013	(0.78%)
Annual Return 2014	3.89%
Annual Return 2015	1.49%
Annual Return 2016	3.16%
Annual Return 2017	4.02%
Annual Return 2018	0.20%
Annual Return 2019	8.05%